JPMorgan Investor Growth Fund
Schedule of Portfolio Investments as of September 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2022.

JPMorgan Investor Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 84.1%
Fixed Income — 11.8%
JPMorgan Core Bond Fund Class R6 Shares (a)	31,203	314,211
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	5,515	39,104
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,368	12,930
JPMorgan High Yield Fund Class R6 Shares (a)	8,465	51,043
JPMorgan Income Fund Class R6 Shares (a)	2,302	18,858
Total Fixed Income		436,146
International Equity — 14.0%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	3,976	101,219
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	5,832	79,490
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	4,048	91,164
JPMorgan International Equity Fund Class R6 Shares (a)	10,006	143,893
JPMorgan International Focus Fund Class R6 Shares (a)	5,195	99,220
Total International Equity		514,986
U.S. Equity — 58.3%
JPMorgan Equity Income Fund Class R6 Shares (a)	6,715	137,190
JPMorgan Large Cap Growth Fund Class R6 Shares * (a)	8,512	398,432
JPMorgan Large Cap Value Fund Class R6 Shares (a)	21,411	357,560
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	1,864	69,150
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	308	15,793
JPMorgan Small Cap Value Fund Class R6 Shares (a)	3,409	83,092
JPMorgan U.S. Equity Fund Class R6 Shares (a)	30,469	512,482
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	3,625	175,093
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	9,921	275,501
JPMorgan Value Advantage Fund Class R6 Shares (a)	3,706	127,809
Total U.S. Equity		2,152,102
Total Investment Companies (Cost $2,723,017)		3,103,234
Exchange-Traded Funds — 13.7%
Alternative Assets — 1.0%
JPMorgan Realty Income ETF (a)	816	34,968
International Equity — 7.4%
JPMorgan International Research Enhanced Equity ETF (a)	6,274	273,220
U.S. Equity — 5.3%
JPMorgan Market Expansion Enhanced Equity ETF (a)	4,426	196,516
Total Exchange-Traded Funds (Cost $563,165)		504,704

JPMorgan Investor Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 2.3%
Investment Companies — 2.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (b) (Cost $84,959)	84,959	84,959
Total Investments — 100.1% (Cost $3,371,141)		3,692,897
Liabilities in Excess of Other Assets — (0.1)%		(1,949)
NET ASSETS — 100.0%		3,690,948

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.
Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Fund found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Investor Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022  (Unaudited)  (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Investments in open-end investment companies, excluding exchange-traded funds ("ETFs") (“Underlying Funds”), are valued at each Underlying Fund’s net asset values per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,692,897	$—	$—	$3,692,897

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with Fund may be considered an affiliate. The Fund assumes the issuers listed in the tables below to

JPMorgan Investor Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022  (Unaudited)  (continued)
(Dollar values in thousands)
be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$322,885	$7,539	$—	$—	$(16,213)	$314,211	31,203	$2,430	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	40,726	360	—	—	(1,982)	39,104	5,515	360	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	13,557	201	—	—	(828)	12,930	2,368	200	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	113,981	—	—	—	(12,762)	101,219	3,976	—	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	91,620	—	(1)	—	(12,131)	79,490	5,832	—	—
JPMorgan Equity Income Fund Class R6 Shares (a)	143,894	896	—	—	(7,600)	137,190	6,715	896	—
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	99,018	—	1	—	(7,853)	91,164	4,048	—	—
JPMorgan High Yield Fund Class R6 Shares (a)	51,261	813	—	—	(1,031)	51,043	8,465	814	—
JPMorgan Income Fund Class R6 Shares (a)	19,243	236	—	—	(621)	18,858	2,302	236	—
JPMorgan International Equity Fund Class R6 Shares (a)	159,302	—	(1)	—	(15,410)	143,893	10,006	—	—
JPMorgan International Focus Fund Class R6 Shares (a)	109,298	—	—	—	(10,078)	99,220	5,195	—	—
JPMorgan International Research Enhanced Equity ETF (a)	302,986	—	—	—	(29,766)	273,220	6,274	—	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a) *	380,188	26,066	—	—	(7,822)	398,432	8,512	—	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	408,278	1,718	34,715	82	(17,803)	357,560	21,411	1,717	—
JPMorgan Market Expansion Enhanced Equity ETF (a)	202,804	—	—	—	(6,288)	196,516	4,426	—	—
JPMorgan Mid Cap Growth Fund Class R6 Shares (a) *	57,260	13,489	—	—	(1,599)	69,150	1,864	—	—
JPMorgan Realty Income ETF (a)	39,538	—	—	—	(4,570)	34,968	816	342	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	16,520	—	—	—	(727)	15,793	308	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	87,256	325	1,859	(430)	(2,200)	83,092	3,409	325	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	535,847	1,901	—	—	(25,266)	512,482	30,469	1,902	—
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	181,328	—	—	—	(6,235)	175,093	3,625	—	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (b)	59,311	46,317	20,669	—	—	84,959	84,959	355	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	288,732	1,040	—	—	(14,271)	275,501	9,921	1,040	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	148,090	—	13,625	(1,401)	(5,255)	127,809	3,706	—	—
Total	$3,872,923	$100,901	$70,867	$(1,749)	$(208,311)	$3,692,897		$10,617	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

JPMorgan Investor Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022  (Unaudited)  (continued)
(Dollar values in thousands)
(b)	The rate shown is the current yield as of September 30, 2022.
*	Non-income producing security.